SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

As of December 31, 2010 and 2011, the Company held following short term investments:

	As of December 31,
	2010	2011
	RMB	RMB

Available-for-sale investments	24,469	17,648
Held to maturity investments	8,000	17,000

	32,469	34,648

Held to maturity investments consist of trust funds with remaining maturity term less than one year. Since the Group had the positive intent and ability to hold the trust funds to maturity, the trust funds were classified as held to maturity investments and recorded at amortized cost. In May 2010, the Group invested RMB8,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which was closed in May 2011. The Group received all the investment back and also received an investment interest of RMB646, which was recorded as investment income. In May 2011, the Group invested RMB8,000 in trust fund managed by Minmetal International Trust Co., Ltd., which will be matured in May 2012. The trust fund paid investment interest of RMB387 to the Group in December 2011, which is also included in investment income.

The following table provides additional information on the unrealized gains and losses of the available-for-sale as of December 31, 2010 and 2011, respectively.

	As of December 31,
	2010				2011
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale
Corporate Bonds	24,860	(450)	59	24,469	19,110	(1,334)	(128)	17,648

Total	24,860	(450)	59	24,469	19,110	(1,334)	(128)	17,648

During the year ended December 31, 2011, the Group sold RMB8,306 of corporate bonds, and the related other comprehensive loss of RMB201 was transferred to investment loss in the statement of operations, net of tax effects.